SUPPLEMENT DATED SEPTEMBER 21, 2021

TO THE PACIFIC SELECT FUND SUMMARY PROSPECTUS DATED MAY 1, 2021

FOR PORTFOLIO OPTIMIZATION MODERATE PORTFOLIO

This supplement revises the Pacific Select Fund Summary Prospectus dated May 1, 2021 for Portfolio Optimization Moderate Portfolio (the “Prospectus”) and must be preceded or accompanied by the Prospectus.  Remember to review the Prospectus for other important information.  Capitalized terms not defined herein are as defined in the Prospectus.

In the Management subsection, information regarding Max Gokhman is deleted.